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BALLAST SMALL/MID CAP ETF
SUMMARY SECTION
Investment Objective
The Ballast Small/Mid Cap ETF (the “Fund”) seeks to generate positive risk adjusted returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BALLAST SMALL/MID CAP ETF BALLAST SMALL/MID CAP ETF
Management Fees	0.95%
Other Expenses	1.13%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement	(0.98%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.10%
[1]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.10% through January 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
BALLAST SMALL/MID CAP ETF | BALLAST SMALL/MID CAP ETF | USD ($)	112	557	1,028	2,332

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. From commencement of operations to September 30, 2021, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Ballast Asset Management, LP, the Fund’s investment adviser (the “Adviser”), seeks to achieve positive risk adjusted returns, meaning positive rates of return after adjustment for the amount of risk taken, by investing primarily in equity securities of small and midsize U.S. companies that the Adviser believes are underpriced due to misperception of future earnings growth relative to the Adviser’s expectations for growth over the long-term. The Adviser considers small capitalization and mid capitalization companies to be those with market capitalizations between $100 million and $15 billion at the time of the initial purchase. The Fund may invest in companies in any economic sector.

The Adviser, which actively manages the Fund, emphasizes investments in high quality, financially sound companies that have the ability to execute their business plans in both favorable and unfavorable environments leading to outperformance over the long term. In identifying investments, the Adviser evaluates the company as a whole, including (1) whether management teams have demonstrated successful operation of their businesses in unfavorable and favorable market environments; (2) balance sheets; (3) cash flow; and (4) return on capital.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of domestic companies with small to medium market capitalizations (the “80% Policy”). The 80% Policy is a non-fundamental investment policy and therefore may be changed by the Board of Trustees upon at least 60 days’ notice to shareholders.

The Fund may also invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies appropriate for investment. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Small and Mid-Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

●	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:
Best Quarter:	First Quarter 2021	25.84%
Worst Quarter:	Third Quarter 2021	(0.58)%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2021
Average Annual Total Returns - BALLAST SMALL/MID CAP ETF - BALLAST SMALL/MID CAP ETF		Label	1 Year	Since Inception	Inception Date
Performance Measure Domain		Return Before Taxes	40.50%	45.43%	Dec. 02, 2020
Return After Taxes on Distributions			40.41%	45.35%
Return After Taxes on Distributions and Sale of Fund Shares			24.04%	34.74%
Russell 2500 Value Index (reflects no deductions for fees, expenses and taxes)	[1]		27.78%	31.51%
[1]	The Russell 2500 Value Index tracks the stocks of small- and mid-cap U.S. traded companies, based on market capitalization. The Russell 2500 Value Index represents the smallest 2500 stocks of the Russell 3000 Index, which tracks the performance of the largest 3,000 U.S.-traded stocks. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-866-383-6468.